Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule income tax (benefit) provision
	For the years ended December 31,
	2021	2020	2019
Current
Cayman Islands	$-	$-	$-
BVI	-	-	-
Hong Kong	-	-	-
China	-	3,367,763	1,790,739
Deferred		-	-
Cayman Islands	-	-	-
BVI	-	-	-
Hong Kong	-	-	-
China	(236,581)	(312,780)	(201,638)
Total	$(236,581)	$3,054,983	$1,589,101

Schedule of ncome before income taxes and the actual provision of income taxes
	For the years ended December 31,
	2021	2020	2019
(Loss) profit before income taxes	$(8,950,913)	$15,012,270	10,985,232
PRC EIT rate	25%	25%	25%
Income taxes computed at statutory EIT rate	$(2,237,728)	$3,753,068	2,746,308
Reconciling items:
Effect of tax holiday and preferential tax rate	2,104,719	(627,764)	(1,072,447)
Effect of non-deductible expense	4,403	5,202	4,738
Super deduction of qualified R&D expenditures	(107,975)	(75,523)	(89,498)
Income tax (benefit) expense	$(236,581)	$3,054,983	1,589,101
Effective tax rate	2.64%	20.35%	14.47%

Schedule of deferred tax assets
	As of December 31,
	2021	2020
Net operating loss carry forwards	$978,216	$276,730
Provision for doubtful debts	1,092,140	326,076
Deferred tax assets, gross	2,070,356	602,806
Less: Valuation allowance	(1,218,319)	-
Deferred tax assets, net	$852,037	$602,806